SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves, And Other Equity Interest [Abstract]
Summary of Share Capital, Net of Customary Transaction Costs	The following tables summarize the Group's share capital, net of customary transaction costs, for the periods presented:

	Number of Shares	Total Share Capital	Total Share Premium
Balance as of December 31, 2020	35,369	$9,520	$841,159
Issuance of share capital (equity placement)	7,077	2,044	211,800
Issuance of share capital (equity compensation)	37	7	—
Balance as of December 31, 2021	42,483	$11,571	$1,052,959
Issuance of share capital (settlement of warrants)	26	5	—
Issuance of share capital (equity compensation)	40	7	—
Issuance of EBT shares (equity compensation)	88	—	—
Repurchase of shares (EBT)	(790)	—	—
Repurchase of shares (share buyback program)	(400)	(80)	—
Balance as of December 31, 2022	41,447	$11,503	$1,052,959
Issuance of share capital (equity placement)	6,422	1,555	155,233
Issuance of EBT shares (equity compensation)	334	—	—
Repurchase of shares (share buyback program)	(647)	(161)	—
Balance as of December 31, 2023	47,556	12,897	1,208,192